UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    UNITRIN, INC.
Address: One East Wacker Drive, 10th Floor

         Chicago, IL  60601

13F File Number:  28-02715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Roeske
Title:     Vice President
Phone:     312-661-4600

Signature, Place, and Date of Signing:

     /s/ Richard Roeske     Chicago, IL     August 13, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $1,175,139 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


01   28-00121                      Trinity Universal Insurance Company
02   28-00117                      United Insurance Company of America

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLEGHENY ENERGY INC.       COM                 017361106     2123    44000 SH        DEFINED                44000
ALLEGHENY ENERGY INC.       COM                 017361106     8589   178000 SH        DEFINED 1             178000
ALLEGHENY ENERGY INC.       COM                 017361106    10712   222000 SH        DEFINED 2             222000
AMERICAN ELEC PWR INC       COM                 025537101      246     5334 SH        DEFINED                 5334
AT&T CORP.                  COM                 001957109      541    24608 SH        DEFINED                24608
BAKER HUGHES INC.           COM                 057224107   127226  3797800 SH        DEFINED 1            3797800
BARCLAYS BK PLC             AM DEP NT RCPT      06738C836     4115   159000 SH        DEFINED 2             159000
CITIGROUP INC.              COM                 172967101      528     9994 SH        DEFINED 1               9994
CITIGROUP INC.              COM                 172967101     3240    61315 SH        DEFINED 2              61315
CITIGROUP INC.              COM                 172967101      609    11531 SH        DEFINED                11531
CURTISS-WRIGHT CORP.        COM                 231561101   235335  4382400 SH        SOLE                 4382400
DELPHI AUTOMOTIVE SYS CORP  COM                 247126105      223    13978 SH        DEFINED                13978
ENRON CORP.                 COM                 293561106    17758   362400 SH        DEFINED 2             362400
FORD MOTOR COMPANY          COM                 345370100     1116    45452 SH        DEFINED 1              45452
FORD MOTOR COMPANY          COM                 345370100     6845   278833 SH        DEFINED 2             278833
FORD MOTOR COMPANY          COM                 345370100     1288    52445 SH        DEFINED                52445
GENERAL ELECTRIC COMPANY    COM                 369604103     2340    48000 SH        DEFINED                48000
GENERAL MOTORS CORPORATION  COM                 370442105     1287    20000 SH        DEFINED                20000
GOLDMAN SACHS               COM                 38141G104      429     5000 SH        SOLE                    5000
HARTFORD FINANCIAL SERV GRP COM                 416515104    33256   486200 SH        DEFINED 2             486200
ITT INDUSTRIES INC.         COM                 450911102    10757   243100 SH        DEFINED 2             243100
KRAFT FOODS INC             CL A                50075N104      961    31000 SH        DEFINED 2              31000
LIBERTY ALL STAR EQUITY FD  SH BEN INT          530158104     2098   160183 SH        DEFINED               160183
LUCENT TECHNOLOGY INC.      COM                 549463107      132    21264 SH        DEFINED                21264
MISSISSIPPI VY BANCSHARES   COM                 605720101     1461    36613 SH        DEFINED                36613
NORTHROP GRUMMAN CORP       COM                 666807102   267221  3336092 SH        DEFINED 2            3336092
NORTHROP GRUMMAN CORP       COM                 666807102   346768  4329189 SH        DEFINED 1            4329189
SOUTHERN COMPANY            COM                 842587107      465    20000 SH        DEFINED                20000
UNOVA, INC.                 COM                 91529B106    39295  5711449 SH        DEFINED 1            5711449
UNOVA, INC.                 COM                 91529B106    37503  5450988 SH        DEFINED 2            5450988
UNOVA, INC.                 COM                 91529B106    10288  1495327 SH        DEFINED              1495327
VISTEON CORP                COM                 92839U107      384    20883 SH        DEFINED 2              20883